Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax matters
Current income tax charge	$ 5,284	$ 4,307	$ 2,133
Adjustments in current income tax in respect of prior period years		901	4,753
Total	5,284	5,208	6,886
Origination and reversal of temporary differences	(9,954)	(20,961)	(48,618)
Impact of tax rate changes			(46)
Impairment of deferred tax assets		37,660
Adjustments in deferred tax in respect of prior years	108	33	237
Total	(9,846)	16,732	(48,427)
Income tax expense (benefit)	$ (4,562)	$ 21,939	$ (41,541)